Financial Assets and Other Non-current Assets	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Financial Assets and Other Non-current Assets	Financial assets and other non-current assets
The breakdown of financial assets and other non-current assets of the Telefónica Group at December 31, 2022 and December 31, 2021 is as follows:

Millions of euros	12/31/2022	12/31/2021
Non-current financial assets (Note 16)	6,219	6,062
Investments	497	479
Other long-term credits	981	890
Deposits and guarantees	1,163	1,254
Trade receivables	1,019	752
Receivables for subleases	19	27
Impairment of trade receivables	(128)	(112)
Derivative financial assets (Note 19)	2,668	2,772
Other non-current assets	1,882	1,285
Contractual assets (Note 23)	359	209
Deferred expenses (Note 23)	854	555
Long-term receivables for taxes	345	299
Prepayments	324	222
Total	8,101	7,347
Non-current financial assets
The movement in investments, other long-term credits, deposits and guarantees, trade receivables, long-term receivables for subleases and impairment of trade receivables in 2022 and 2021, is as follows:

Millions of euros	Investments	Other long-term credits	Deposits and guarantees	Trade receivables	Long-term receivables for subleases	Impairment of trade receivables
Balance at 12/31/20	457	252	1,633	551	15	(122)
Additions	9	686	195	540	11	(6)
Disposals	(41)	(6)	(30)	(272)	—	45
Translation differences	—	(9)	9	—	—	(2)
Fair value adjustments and financial updates	56	14	8	(2)	—	—
Transfers and other	(2)	(47)	(561)	(65)	1	(27)
Balance at 12/31/21	479	890	1,254	752	27	(112)
Additions	12	503	64	616	4	(10)
Disposals	(74)	(94)	(33)	(162)	(4)	3
Translation differences	(1)	2	69	12	1	(13)
Fair value adjustments and financial updates	80	64	26	(2)	—	—
Transfers and other	1	(384)	(217)	(197)	(9)	4
Balance at 12/31/22	497	981	1,163	1,019	19	(128)
Investments
“Investments” includes the fair value of investments in companies where Telefónica exercises no significant influence or control and for which there is no specific short-term disposal plan (see Note 3.i).
The Telefónica Group’s shareholding in Banco Bilbao Vizcaya Argentaria, S.A. (BBVA) amounted to 249 million euros (232 million euros at December 31, 2021), representing 0.73% of its share capital at December 31, 2022 (0.66% at December 31, 2021).
At December 31, 2022, Telefónica maintained a 0.59% stake in the share capital of China Unicom (Hong Kong) Limited, valued at 105 million euros (same percentage at December 31, 2021, valued at 80 million euros).
On May 19, 2022 Telefónica signed an agreement with the company Global Alconaba, S.L., for the sale of 50,147,058 shares of Promotora de Informaciones, S.A. (PRISA), equivalent to 7.076% of its share capital. As a result of this sale, 71 million euros of losses from financial assets measured at fair value through comprehensive income have been reclassified to retained earnings. As of December 31, 2022 Telefónica's shareholding in PRISA amounted to 1.87% of the company's share capital and was valued at 4 million euros (9.03% at December 31, 2021 valued at 36 million euros).
Other long-term credits
This line item includes long-term financial assets of Telefónica Germany amounting to 104 million euros and 85 million euros at December 31, 2022 and 2021, respectively, that are mainly intended to cover obligations from the defined benefit plan of Telefónica Germany but do not represent "plan assets" in accordance with IAS 19 (see Note 24).
Additions for the year 2022 include financial instruments (Federal Treasury Certificates) of Pegaso PCS, S.A. de C.V. amounting to 260 million euros, for the purpose of securing certain legal proceedings with the Mexican tax Administration Service. These instruments are classified as long-term based on the estimated term of the proceedings and accrue interest according to the time elapsed (see Note 28).
Additionally, additions for the year 2022 include 82 million euros of loans granted by Colombia Telecomunicaciones, S.A. ESP BIC to the associate company Álamo Holdco, S.L. (see Note 10).
At December 31, 2022 other long-term credits include 75 million euros corresponding to the subordinated debt granted by Telefónica Chile to the associate company HoldCo Infraco, SpA. generated by the sale of 40% of the fiber optic business (87 million euros as of December 31, 2021, see Note 10).
"Additions" in 2021 included the notes issued by the international issue platform Single Platform Investment Repackaging Entity, S.A. ("Spire") deposited in a securities account owned by Telefónica, S.A. with a notional of 1,000 million dollars of which 295 million euros are registered as "Other long-term credits" and 591 million euros were registered as "other current financial assets". Transfers for the year 2022 include the short-term transfer of the notes mentioned above for an amount of 313 million euros, all of which were registered at December 31, 2022 in "Other current financial assets" for an amount of 939 million euros (see Note 15).
Additionally in 2021, Telxius recorded additions amounting to 246 million euros associated with the collection right arising with American Tower Corporation as a result of the sale of the telecommunications towers division in Europe (Spain and Germany) in June 2021. At December 31, 2022 the collection right amounted to 264 million euros.
The vast majority of long-term credits, recognized at amortized cost (Note 16), are considered to be low credit risk assets, therefore the impairment analysis was carried out on the basis of expected credit losses in the next twelve months.
Deposits and guarantees
Telefónica Brazil has non-current judicial deposits amounting to 501 million euros (see Note 24) at December 31, 2022 (431 million euros at December 31, 2021).
At December 31, 2022, there were deposits related to the collateral guarantees on derivatives (CSA) signed by Telefónica, S.A. and its counterparties for the credit risk management of derivatives amounting to 365 million euros of which 42 million euros cross currency swap (564 million euros at December 31, 2021 that included 279 million euros related to cross currency swap).
In relation with collateral contracts, in 2022 there is an additional guarantee of 79,034 bonds issued by Telefónica Emisiones, S.A.U. deposited in a securities account owned by Telefónica, S.A. with a notional of 78 million euros at December 31, 2022 (166,678 bonds for a nominal amount of 173 million euros at December 31, 2021).
The vast majority of deposits and guarantees recognized at amortized cost (Note 16), are considered to be low credit risk assets, therefore the impairment analysis was carried out on the basis of expected credit losses in the next 12 months.
Trade receivables
"Additions" for the year in 2022 include trade receivables amounting to 69 million euros from Colombia Telecomunicaciones, S.A. ESP BIC to the associate Onnet Fibra Colombia SAS, 59 million euros at December 31, 2022, see Note 10.
At December 31, 2022 includes Telefónica Germany trade receivables at fair value through other comprehensive income for an amount of 292 million euros (269 million euros as of December 31, 2021, see Note 16).
The breakdown of financial assets of the Telefónica Group at December 31, 2022 is as follows:

December 31, 2022
	Fair value through profit or loss		Fair value through other comprehensive income			Measurement hierarchy
Millions of euros	Held for trading	Fair value option	Debt instru-ments	Equity instru-ments	Hedges	Level 1 (Quoted prices)	Level 2 (Other directly observable market inputs)	Level 3 (Inputs not based on observable market data)	Amortized cost	Total carrying amount	Total fair value
Non-current financial assets (Note 12)	323	—	350	465	2,404	464	3,067	11	2,677	6,219	6,219
Investments	32	—	—	465	—	390	107	—	—	497	497
Credits and other financial assets	27	—	58	—	—	74	—	11	896	981	981
Deposits and guarantees	—	—	—	—	—	—	—	—	1,163	1,163	1,163
Derivative instruments	264	—	—	—	2,404	—	2,668	—	—	2,668	2,668
Trade receivables	—	—	292	—	—	—	292	—	727	1,019	891
Trade receivables for subleases	—	—	—	—	—	—	—	—	19	19	19
Impairment of trade receivables	—	—	—	—	—	—	—	—	(128)	(128)	—
Current financial assets	405	—	833	—	466	181	1,513	10	15,325	17,029	17,029
Trade receivables (Note 14)	—	—	792	—	—	—	792	—	9,439	10,231	7,340
Impairment of trade receivables (Note 14)	—	—	—	—	—	—	—	—	(2,891)	(2,891)	—
Other current financial assets (Note 15)	405	—	41	—	466	181	721	10	1,532	2,444	2,444
Cash and cash equivalents	—	—	—	—	—	—	—	—	7,245	7,245	7,245
Total	728	—	1,183	465	2,870	645	4,580	21	18,002	23,248	23,248
The breakdown of financial assets of the Telefónica Group at December 31, 2021 was as follows:

December 31, 2021
	Fair value through profit or loss		Fair value through other comprehensive income			Measurement hierarchy
Millions of euros	Held for trading	Fair value option	Debt instru-ments	Equity instru-ments	Hedges	Level 1 (Quoted prices)	Level 2 (Other directly observable market inputs)	Level 3 (Inputs not based on observable market data)	Amortized cost	Total carrying amount	Total fair value
Non-current financial assets (Note 12)	506	—	269	452	2,301	380	3,148	—	2,534	6,062	6,062
Investments	27	—	—	452	—	372	107	—	—	479	479
Credits and other financial assets	8	—	—	—	—	8	—	—	882	890	890
Deposits and guarantees	—	—	—	—	—	—	—	—	1,254	1,254	1,254
Derivative instruments	471	—	—	—	2,301	—	2,772	—	—	2,772	2,772
Trade receivables	—	—	269	—	—	—	269	—	483	752	640
Trade receivables for subleases	—	—	—	—	—	—	—	—	27	27	27
Impairment of trade receivables	—	—	—	—	—	—	—	—	(112)	(112)	—
Current financial assets	218	1	956	—	908	160	1,923	—	17,235	19,318	19,318
Trade receivables (Note 14)	1	—	917	—	—	—	918	—	8,516	9,434	6,903
Impairment of trade receivables (Note 14)	—	—	—	—	—	—	—	—	(2,531)	(2,531)	—
Other current financial assets (Note 15)	217	1	39	—	908	160	1,005	—	2,670	3,835	3,835
Cash and cash equivalents	—	—	—	—	—	—	—	—	8,580	8,580	8,580
Total	724	1	1,225	452	3,209	540	5,071	—	19,769	25,380	25,380